Appendix 4 Additional Information on Financial Debt - Summary of Financial Lease Obligation by Company (Detail) - Undiscounted Cash Flow $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015	Jan. 01, 2016 CLP ($)
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 47,640		$ 32,165
December 31, 2017		91,182		90,665
Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 31,435
December 31, 2017	83,461
Less Than Three Months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		27,231		8,294
Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	8,867
Later than three months [member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		20,409		23,871
Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	22,568
One to two years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		24,577		37,303
One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	28,342
Two to three years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		21,766		13,102
Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	41,232
Three to four years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		35,873		12,434
Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10,936
Four to five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,212		27,826
Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 2,951
Over five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 1,754
Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.10%	9.14%	8.21%
Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	1.88%
Peru [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.32%	5.62%	5.53%
Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.23%	2.18%	2.79%
Codensa [Member] | Colombia [Member] | Union Temporal Rentacol [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	10.80%	10.80%	10.80%
December 31, 2017	$ 51	$ 620		549
December 31, 2017				436
Codensa [Member] | Colombia [Member] | Union Temporal Rentacol [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 51	181		148
Codensa [Member] | Colombia [Member] | Union Temporal Rentacol [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 439		401
Codensa [Member] | Colombia [Member] | Union Temporal Rentacol [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				436
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	11.78%	11.78%	10.08%
December 31, 2017	$ 150	$ 99		21
December 31, 2017	253	217		29
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	39	26		5
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	111	73		16
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	158	96		20
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 95	79		9
Codensa [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 42
Codensa [Member] | Colombia [Member] | Banco Corpbanca [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	7.36%	7.36%	7.27%
December 31, 2017	$ 22	$ 56		84
December 31, 2017		21		56
Codensa [Member] | Colombia [Member] | Banco Corpbanca [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10	19		34
Codensa [Member] | Colombia [Member] | Banco Corpbanca [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 12	37		50
Codensa [Member] | Colombia [Member] | Banco Corpbanca [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 21		37
Codensa [Member] | Colombia [Member] | Banco Corpbanca [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				19
Codensa [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	9.48%	9.48%
December 31, 2017	$ 11	$ 19
December 31, 2017	7	36
Codensa [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3	5
Codensa [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	8	14
Codensa [Member] | Colombia [Member] | Transportes Especializados JR [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 7	21
Codensa [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 15
Codensa [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	7.08%	7.08%
December 31, 2017	$ 313	$ 423
December 31, 2017		310
Codensa [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	108	109
Codensa [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 205	314
Codensa [Member] | Colombia [Member] | Consorcio Empresarial [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 310
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	9.54%	9.54%
December 31, 2017	$ 54	$ 48
December 31, 2017	87	133
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	14	12
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	40	36
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	54	53
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 33	49
Codensa [Member] | Colombia [Member] | Equirent S.A. [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 31
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	5.60%	5.60%
December 31, 2017	$ 878	$ 1,703
December 31, 2017		848
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	439	427
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 439	1,276
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 848
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander Perú [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	5.13%	5.13%
December 31, 2017	$ 252	$ 974
December 31, 2017		243
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander Perú [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 252	244
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander Perú [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		730
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander Perú [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 243
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.94%
December 31, 2017	$ 594
December 31, 2017	3,544
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	58
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	536
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,010
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,004
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	998
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Internacional [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 532
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.76%
December 31, 2017		$ 10,210
December 31, 2017		39,902
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.76%
December 31, 2017	$ 9,833
December 31, 2017	30,226
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,594
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,501
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,616
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	7,332
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		9,767
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,377
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		9,324
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 20,849
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 20,811
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		3.70%
December 31, 2017		$ 6,709
December 31, 2017		32,480
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	3.70%
December 31, 2017	$ 11,190
December 31, 2017	33,485
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		391
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,837
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		6,318
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	8,353
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		8,151
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10,773
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,838
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10,355
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,525
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,938
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,212
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 2,419
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco Scotiabank [Member] | Over five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 1,754
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.58%
December 31, 2017	$ 3,473
December 31, 2017	10,704
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.58%
December 31, 2017		$ 3,499
December 31, 2017		13,670
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	883
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		889
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,590
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,610
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3,315
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		3,347
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 7,389
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		3,195
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 7,128
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		3.63%
December 31, 2017		$ 226
December 31, 2017		1,677
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	3.63%
December 31, 2017	$ 3,644
December 31, 2017	4,408
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		23
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,413
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		203
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,231
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		761
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,947
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		614
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,461
Enel Generacion Piura S A Ex E E Piura | Peru [Member] | Banco de Crédito [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 302
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	7.70%
December 31, 2017	$ 310
December 31, 2017	267
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	82
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	228
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	252
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 15
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	11.69%	11.69%
December 31, 2017	$ 574	$ 569
December 31, 2017	391	926
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	153	149
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	421	420
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Transportes Especializados JR [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 391	563
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Transportes Especializados JR [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 363
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	7.08%	7.08%
December 31, 2017	$ 11	$ 16
December 31, 2017		11
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	4	4
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Consorcio Empresarial [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 7	12
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Consorcio Empresarial [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 11
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	11.78%	11.78%
December 31, 2017	$ 68	$ 45
December 31, 2017	89	105
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	18	12
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	50	33
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	58	45
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 31	40
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Mareauto Colombia SAS [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 20
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Corpbanca [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	8.40%	8.40%	10.80%
December 31, 2017	$ 7	$ 37		40
December 31, 2017		29		72
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Corpbanca [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2	10		10
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Corpbanca [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 5	27		30
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Corpbanca [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 29		39
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Corpbanca [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				33
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		7.70%	6.55%
December 31, 2017		$ 339		38
December 31, 2017		574		67
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		88		10
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		251		28
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		311		39
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		249		28
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Equirent S.A. [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 14
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.80%
December 31, 2017				10,570
December 31, 2017				49,940
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				2,683
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				7,887
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				10,141
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				9,712
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				9,283
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				20,804
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			2.10%
December 31, 2017				14,458
December 31, 2017				22,029
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				3,640
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				10,818
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				22,029
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.70%
December 31, 2017				3,603
December 31, 2017				16,926
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				915
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				2,688
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				3,452
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				3,301
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				3,151
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco de Crédito [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				7,022
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		2.75%
December 31, 2017		$ 22,048
Enel Generacion Piura S.A. [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 22,048
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.95%
December 31, 2017				380
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				124
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				256
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander Perú [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.13%
December 31, 2017				977
December 31, 2017				961
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander Perú [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				246
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander Perú [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				731
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander Perú [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				961
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.29%
December 31, 2017				157
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				157
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			6.00%
December 31, 2017				460
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				345
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.99%
December 31, 2017				436
December 31, 2017				17
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				109
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				327
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				17
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.98%
December 31, 2017				387
December 31, 2017				32
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				97
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				290
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				32
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.67%
December 31, 2017				5
December 31, 2017				100
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				1
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				4
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017				$ 100